[LOGO] FEDERATED INVESTORS

       LIBERTY UTILITY
       FUND, INC.

       Semi-Annual Report
       August 31, 1995

       Established 1988

EQUITY

President's Message

Dear Fellow Shareholder:

Liberty Utility Fund, Inc. was established in 1988, and I am pleased to present the Semi-Annual Report to Shareholders of Liberty Utility Fund, Inc. for March 1, 1995 to August 31, 1995.

This report includes an interview with the fund's portfolio manager, Christopher H. Wiles, Vice President of Federated Advisers. Following the interview, a series of investment record charts portray the value of owning shares of the fund over the last eight years as the market has changed. Also published is a complete listing of the fund's dividend-paying utility stocks, convertible securities and adjustable-rate preferred stocks along with the fund's financial statements.

On August 31, 1995, the fund's net assets totaled $862.7 million. Liberty Utility Fund, Inc. serves over 63,000 shareholders seeking high current income and long-term growth of income from a diversified portfolio of utility securities.
Dividends paid per Class A Share totaled $0.25 for the six-month period. The fund's Class A Share net asset value rose from $10.98 on February 28, 1995 to $11.61 on August 31, 1995. Total return for the past six months, based on net asset value, amounted to 8.09%.* Total return based on offering price, which includes the 5.5% sales load on Class A Shares, amounted to 2.13%.*

Dividends paid per Class B Share totaled $0.21 for the six-month period. The fund's Class B Share net asset value rose from $10.98 on February 28, 1995 to $11.60 on August 31, 1995. Total return for the past six months, based on net asset value, amounted to 7.64%* Total return for Class B Shares, which includes the 5.5% contingent deferred sales charge, amounted to 2.07%.*

Dividends paid per Class C Share totaled $0.21 for the six-month period. The fund's Class C Share net asset value rose from $10.98 on February 28, 1995 to $11.60 on August 31, 1995. Total return for the past six months, based on net asset value, amounted to 7.62%.* Total return for Class C Shares, which includes the 1.0% contingent deferred sales charge, amounted to 6.60%.*

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This income-producing fund appeals to equity investors who wish to own a diversified portfolio of utility companies in the U.S. and around the world. Currently, the fund has 44 high-quality, good dividend-paying utility companies. The fund's diversification also includes convertible securities in industries not directly related to the utility industry. The fund has 26.5% in convertible securities and 1.7% in adjustable-rate preferred stocks. The fund also has 11.0% of its assets in utilities around the world, offering greater growth potential than utility companies in the U.S. We believe this portion of the fund's assets will respond favorably as the standards of living rise in many countries and some continents.
Investors who seek income and long-term growth may consider this a wise investment.

I urge you to read this report and add to your account. The key to enhancing your potential for long-term investment success is to make additional investments. Furthermore, just by reinvesting your dividends you increase the number of shares you own and expand your potential for income returns.

We appreciate your continued confidence in Liberty Utility Fund, Inc. and invite your comments and questions.

Sincerely yours,


[SIGNATURE LOGO]

Richard B. Fisher
President
October 16, 1995


Investment Review

Christopher H. Wiles, CFA
Vice President,
Federated Advisers

Q. The bull market and slow economic growth continued during the reporting period. In this environment, how did the utilities market perform?

A. Overall, utilities have rebounded nicely from their lows in 1994. The S&P Utility Index was up 20.27%, and the Dow Jones Utility Average was up 16.32% year-to-date ending August 31, 1995. Within the utility market, performances varied greatly. Electrics were up 12%, telephones were up 24%, and natural gas stocks were up 22%.

Q. How did Liberty Utility Fund, Inc. perform in this context?

A. Liberty Utility Fund, Inc. Class A Shares returned 12.60% in the first eight months of 1995.* The year to date total return, based on offering price, which includes the 5.50% sales load on Class A Shares, was 6.44%.* The fund lagged the major indexes due to our defensive holdings in non-utilities which greatly contributed to our overall outperformance in 1994. We continue to believe that our good defensive strategy will benefit the shareholder.

Q. Will you review the fund's investment philosophy?

A. This fund is designed to offer equity investors one of the most defensive vehicles in the equity markets. Through a portfolio heavily invested in utility stocks and marginally invested in other equity-income securities, we have historically delivered utility-like returns, and yields at lower risk levels than a pure utility fund, and the performance record of the fund's shares clearly demonstrate this point.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Q. What are your near-term strategies?

A. We are increasing our exposure to electric utility stocks recently due to the very attractive relative valuations of electric stocks versus telephone stocks, natural gas stocks, and industrial stocks. Our current weighting in electric stocks is now up to 40% of the fund's assets. These electric holdings generate three times the income available from industrial stocks.
Q. Why is the current environment favorable for utilities investors?

A. After the sharp sell-off in utility stocks, due to the rapid increase in interest rates during 1994, utility stocks have remained undervalued versus other equity assets. The vital nature of utility services and the defensive characteristics of utility stocks have not changed; we believe that utilities, especially electric utilities, currently offer some of the most attractive valuations in years. A number of New York Stock Exchange firms are recommending ownership of utilities for various reasons with which we agree. We, of course, are enjoying the support their buying adds to our holdings.

Two Ways You May Seek to Invest for Success in
Liberty Utility Fund, Inc.

Initial Investment:

If you had made an initial investment of $8,000 in the Class A Shares of Liberty Utility Fund, Inc. on 5/27/88, reinvested your dividends and capital gains, and didn't redeem any shares, your account would be worth $17,297 on 8/31/95. You would have earned an 11.20%* average annual total return for the 7-year investment life span quite attractive for a utility stock fund,
                           -
especially during a time when the economic markets went through several cycles.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

-------------------------------------------------------------------------------
As of 9/30/95, the Class A Shares' average annual one-year, five-year, and since inception (5/27/88) total returns were 9.03%, 11.96%, and 11.81%, respectively. Class B Shares average annual one-year and since inception (9/28/94) were 8.95% and 10.33%, respectively. Class C Shares' average annual one-year and since inception (4/27/93) total returns were 13.42% and 5.81%, respectively.
-------------------------------------------------------------------------------

INITIAL INVESTMENT GRAPH.  SEE APPENDIX A.

* Total return represents the change in the value of an investment in Class A Shares after reinvestment all income and capital gains, and takes into account the 5.5% sales load applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Liberty Utility Fund, Inc.

One Step at a Time:

$1,000 invested each year for 7 years (reinvesting all dividends and capital gains) grew to $11,309.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Liberty Utility Fund, Inc. on 5/27/88, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $8,000, but your account would have reached a total value of $11,309* by 8/31/95. You would have earned an average annual total return of 9.07%.

A practical investment plan helps you pursue long-term performance from utility securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!

YEARLY INVESTMENT GRAPH.  SEE APPENDIX B.


*No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor. Because such a plan involves continuous investment, regard- less of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.




Liberty Utility Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
August 31, 1995

     SHARES                                                                                            VALUE
-----------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--66.8%
-------------------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--1.0%
                   ------------------------------------------------------------------------------
          118,000  Philip Morris Cos., Inc.                                                        $    8,805,750
                   ------------------------------------------------------------------------------  --------------
                   ELECTRIC UTILITIES: CENTRAL--13.5%
                   ------------------------------------------------------------------------------
          660,000  Cinergy Corp.                                                                       16,912,500
                   ------------------------------------------------------------------------------
          776,000  CMS Energy Corp.                                                                    19,109,000
                   ------------------------------------------------------------------------------
          714,600  DPL, Inc.                                                                           15,899,850
                   ------------------------------------------------------------------------------
          678,000  Illinova Corp.                                                                      17,034,750
                   ------------------------------------------------------------------------------
          493,200  NIPSCO Industries, Inc.                                                             16,152,300
                   ------------------------------------------------------------------------------
          550,000  Utilicorp United, Inc.                                                              14,918,750
                   ------------------------------------------------------------------------------
          550,000  Western Resources, Inc.                                                             16,637,500
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                              116,664,650
                   ------------------------------------------------------------------------------  --------------
                   ELECTRIC UTILITIES: EAST--9.2%
                   ------------------------------------------------------------------------------
          429,000  Baltimore Gas & Electric Co.                                                        11,261,250
                   ------------------------------------------------------------------------------
          750,000  DQE, Inc.                                                                           17,906,250
                   ------------------------------------------------------------------------------
          550,000  General Public Utilities                                                            15,743,750
                   ------------------------------------------------------------------------------
          921,900  Peco Energy Co.                                                                     24,545,587
                   ------------------------------------------------------------------------------
          370,000  Public Service Enterprises Group, Inc.                                              10,175,000
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               79,631,837
                   ------------------------------------------------------------------------------  --------------
                   ELECTRIC UTILITIES: SOUTH--10.1%
                   ------------------------------------------------------------------------------
          527,400  Duke Power Co.                                                                      21,425,625
                   ------------------------------------------------------------------------------
          350,000  Florida Progress Corp.                                                              10,631,250
                   ------------------------------------------------------------------------------
          550,500  FPL Group, Inc.                                                                     21,400,688
                   ------------------------------------------------------------------------------
          750,000  Southern Co.                                                                        15,843,750
                   ------------------------------------------------------------------------------
          512,700  Texas Utilities Co.                                                                 17,816,325
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               87,117,638
                   ------------------------------------------------------------------------------  --------------
                   ELECTRIC UTILITIES: WEST--4.0%
                   ------------------------------------------------------------------------------
          780,000  Pacificorp                                                                          14,137,500
                   ------------------------------------------------------------------------------



Liberty Utility Fund, Inc.

--------------------------------------------------------------------------------

     SHARES                                                                                            VALUE
-----------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                   ELECTRIC UTILITIES: WEST--CONTINUED
                   ------------------------------------------------------------------------------
          803,000  Pinnacle West Capital Corp.                                                     $   19,974,625
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               34,112,125
                   ------------------------------------------------------------------------------  --------------
                   ENERGY MINERALS--1.4%
                   ------------------------------------------------------------------------------
          175,000  Exxon Corp.                                                                         12,031,250
                   ------------------------------------------------------------------------------  --------------
                   FINANCE--1.9%
                   ------------------------------------------------------------------------------
          499,400  Meditrust, REIT                                                                     16,417,775
                   ------------------------------------------------------------------------------  --------------
                   MAJOR U.S. TELECOMMUNICATIONS--9.5%
                   ------------------------------------------------------------------------------
          500,000  AT&T Corp.                                                                          28,250,000
                   ------------------------------------------------------------------------------
          206,000  BellSouth Corp.                                                                     14,162,500
                   ------------------------------------------------------------------------------
          720,000  GTE Corp.                                                                           26,370,000
                   ------------------------------------------------------------------------------
          450,000  Pacific Telesis Group                                                               12,768,750
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               81,551,250
                   ------------------------------------------------------------------------------  --------------
                   NATURAL GAS DISTRIBUTION--4.8%
                   ------------------------------------------------------------------------------
          240,800  Consolidated Natural Gas Co.                                                         9,300,900
                   ------------------------------------------------------------------------------
          708,200  MCN Corp.                                                                           13,190,225
                   ------------------------------------------------------------------------------
          608,200  Pacific Enterprises                                                                 14,596,800
                   ------------------------------------------------------------------------------
          194,800  UGI Corp.                                                                            4,163,850
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               41,251,775
                   ------------------------------------------------------------------------------  --------------
                   NON-U.S. UTILITIES--3.4%
                   ------------------------------------------------------------------------------
          566,000  National Power Co. PLC, ADR                                                          8,419,250
                   ------------------------------------------------------------------------------
          225,000  Telefonica de Espana, ADR                                                            9,140,625
                   ------------------------------------------------------------------------------
          750,000  Westcoast Energy, Inc.                                                              11,437,500
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               28,997,375
                   ------------------------------------------------------------------------------  --------------
                   OIL/GAS TRANSMISSION--7.3%
                   ------------------------------------------------------------------------------
          450,000  Enron Corp.                                                                         15,131,250
                   ------------------------------------------------------------------------------
          344,400  Enron Global Power & Pipelines, L.L.C.                                               8,007,300
                   ------------------------------------------------------------------------------
          209,900  Panhandle Eastern Corp.                                                              5,247,500
                   ------------------------------------------------------------------------------
          750,000  Sonat, Inc.                                                                         23,812,500
                   ------------------------------------------------------------------------------



Liberty Utility Fund, Inc.

--------------------------------------------------------------------------------

     SHARES                                                                                            VALUE
-----------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                   OIL/GAS TRANSMISSION--CONTINUED
                   ------------------------------------------------------------------------------
          300,000  Williams Companies, Inc. (The)                                                  $   10,987,500
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               63,186,050
                   ------------------------------------------------------------------------------  --------------
                   OTHER TELEPHONE/COMMUNICATIONS--0.7%
                   ------------------------------------------------------------------------------
          192,000  Southern New England Telecommunications                                              6,456,000
                   ------------------------------------------------------------------------------  --------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $518,597,971)                                 576,223,475
                   ------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--20.2%
-------------------------------------------------------------------------------------------------
                   CONSUMER DURABLES--0.7%
                   ------------------------------------------------------------------------------
          407,600  Kaufman & Broad Homes Corp., Conv. Pfd., Series B, $1.52                             5,808,300
                   ------------------------------------------------------------------------------  --------------
                   CONSUMER NON-DURABLES--3.8%
                   ------------------------------------------------------------------------------
        5,500,000  RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                              33,000,000
                   ------------------------------------------------------------------------------  --------------
                   ELECTRIC UTILITIES: CENTRAL--0.5%
                   ------------------------------------------------------------------------------
          188,450  Toledo Edison Co., ARPS, Series B                                                    3,863,225
                   ------------------------------------------------------------------------------  --------------
                   ELECTRIC UTILITIES: EAST--0.9%
                   ------------------------------------------------------------------------------
          335,000  Niagara Mohawk Power Corp., ARPS, Series C                                           7,788,750
                   ------------------------------------------------------------------------------  --------------
                   ELECTRIC UTILITIES: SOUTH--0.4%
                   ------------------------------------------------------------------------------
           42,000  Texas Utilities Electric Co., ARPS, Series A                                         3,801,000
                   ------------------------------------------------------------------------------  --------------
                   ENERGY MINERALS--1.0%
                   ------------------------------------------------------------------------------
          152,000  (a)Occidental Petroleum Corp., Conv. Pfd., $3.88                                     8,531,000
                   ------------------------------------------------------------------------------  --------------
                   FINANCE--3.4%
                   ------------------------------------------------------------------------------
           20,200  Allstate Corp., $2.30, Conv. Pfd.                                                      818,100
                   ------------------------------------------------------------------------------
          239,200  Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                              12,976,600
                   ------------------------------------------------------------------------------
          323,000  Sunamerica, Inc., Conv. Pfd., Series D, $2.78                                       15,342,500
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               29,137,200
                   ------------------------------------------------------------------------------  --------------
                   NON-ENERGY MINERALS--1.6%
                   ------------------------------------------------------------------------------
          260,000  Reynolds Metals Co., PRIDES, $3.30                                                  13,942,500
                   ------------------------------------------------------------------------------  --------------



Liberty Utility Fund, Inc.

--------------------------------------------------------------------------------

    SHARES OR
PRINCIPAL AMOUNT                                                                                       VALUE
-----------------  ------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
                   NON-U.S. UTILITIES--2.0%
                   ------------------------------------------------------------------------------
          340,000  (a)Cointel/Telefonica de Argentina SA, PRIDES, $5.04                            $   17,000,000
                   ------------------------------------------------------------------------------  --------------
                   OIL/GAS TRANSMISSION--0.9%
                   ------------------------------------------------------------------------------
          122,500  Williams Companies, Inc. (The), Conv. Pfd., $7.00                                    8,085,000
                   ------------------------------------------------------------------------------  --------------
                   PROCESS INDUSTRIES--1.6%
                   ------------------------------------------------------------------------------
          403,500  James River Corp. of Virginia, DECS, Series P, $1.55                                13,365,938
                   ------------------------------------------------------------------------------  --------------
                   PRODUCER MANUFACTURING--2.4%
                   ------------------------------------------------------------------------------
        1,533,000  (a)Westinghouse Electric Corp., PEPs, Series C, $1.30                               20,841,135
                   ------------------------------------------------------------------------------  --------------
                   TECHNOLOGY SERVICES--1.0%
                   ------------------------------------------------------------------------------
          135,100  General Motors Corp., Conv. Pfd., Series C (GME), $3.25                              8,967,262
                   ------------------------------------------------------------------------------  --------------
                   TOTAL PREFERRED STOCKS (IDENTIFIED COST $169,017,670)                              174,131,310
                   ------------------------------------------------------------------------------  --------------
CORPORATE BONDS--8.2%
-------------------------------------------------------------------------------------------------
                   CONSUMER SERVICES--1.0%
                   ------------------------------------------------------------------------------
$      17,810,000  (a)Rogers Communications, Inc., Conv. Deb., 2.00%, 11/26/2005                        9,083,100
                   ------------------------------------------------------------------------------  --------------
                   ENERGY MINERALS--1.4%
                   ------------------------------------------------------------------------------
       10,000,000  Pennzoil Co., Conv. Deb., 6.50%, 1/15/2003                                          12,060,300
                   ------------------------------------------------------------------------------  --------------
                   FINANCE--1.0%
                   ------------------------------------------------------------------------------
        7,515,000  Equitable Cos., Inc., Conv. Sub. Deb., 6.125%, 12/15/2024                            8,803,822
                   ------------------------------------------------------------------------------  --------------
                   HEALTH TECHNOLOGY--1.8%
                   ------------------------------------------------------------------------------
       39,000,000  Roche Holdings, Inc., Conv. LYON, 7.00% accrual, 4/20/2010                          15,356,250
                   ------------------------------------------------------------------------------  --------------
                   NON-U.S. UTILITIES--3.0%
                   ------------------------------------------------------------------------------
   20,000,000,000  Softe SA, Conv. Bond, 4.25%, 7/30/1998                                              14,677,826
                   ------------------------------------------------------------------------------
       12,000,000  (a)Telekom Malaysia Berhad, Conv. Bond, 4.00%, 10/3/2004                            10,920,000
                   ------------------------------------------------------------------------------  --------------
                   Total                                                                               25,597,826
                   ------------------------------------------------------------------------------  --------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $70,170,302)                                 70,901,298
                   ------------------------------------------------------------------------------  --------------



Liberty Utility Fund, Inc.

--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                                                            VALUE
-----------------  ------------------------------------------------------------------------------  --------------
(B)REPURCHASE AGREEMENTS--4.1%
-------------------------------------------------------------------------------------------------
$      35,605,000  J.P. Morgan Securities, Inc., 5.83%, dated 8/31/1995, due 9/1/1995 (at
                   amortized cost)                                                                 $   35,605,000
                   ------------------------------------------------------------------------------  --------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $793,390,943)(C)                             $  856,861,083
                   ------------------------------------------------------------------------------  --------------


 (a) Restricted securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these securities amounted to 7.7% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $793,390,943. The unrealized appreciation of investments on a federal tax basis amounts to $63,470,140 which is comprised of $78,895,286 appreciation and $15,425,146 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($862,688,559) at August 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
ARPS--Adjustable Rate Preferred Stock
DECS--Dividend Enhanced Convertible Stock
LYON--Liquid Yield Option Note
PEPs--Participating Equity Preferred Stock
PLC--Public Limited Company
PRIDES--Preferred Redeemable Increased Dividend Equity Securities
REIT--Real Estate Investment Trust
SA--Support Agreement
STRYPES--Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)



Liberty Utility Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
August 31, 1995 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $793,390,943)                     $ 856,861,083
---------------------------------------------------------------------------------------------------
Cash                                                                                                        24,996
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        4,622,794
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                          3,242,599
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               1,749,438
---------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                       866,500,910
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                                     $   1,779,823
------------------------------------------------------------------------------------
Payable for shares redeemed                                                               1,663,687
------------------------------------------------------------------------------------
Accrued expenses                                                                            368,841
------------------------------------------------------------------------------------  -------------
    Total liabilities                                                                                    3,812,351
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 74,338,871 shares outstanding                                                         $ 862,688,559
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $ 799,287,015
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities
in foreign currency                                                                                     63,468,619
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                          (1,294,199)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      1,227,124
---------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                 $ 862,688,559
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($754,791,714 / 65,035,201 shares outstanding)                             $       11.61
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/94.50 of $11.61)*                                                      $       12.29
---------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (100.00/100 of $11.61)**                                               $       11.61
---------------------------------------------------------------------------------------------------  -------------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($49,035,535 / 4,227,437 shares outstanding)                               $       11.60
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/100.00 of $11.60)*                                                     $       11.60
---------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (94.50/100 of $11.60)**                                                $       10.96
---------------------------------------------------------------------------------------------------  -------------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($58,861,310 / 5,076,233 shares outstanding)                               $       11.60
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/100.00 of $11.60)*                                                     $       11.60
---------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (99.00/100 of $11.60)**                                                $       11.48
---------------------------------------------------------------------------------------------------  -------------


 *See "What Shares Cost" in the Prospectus.

**See "Redeeming Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Liberty Utility Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended August 31, 1995 (unaudited)

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $41,166)                                                 $ 22,184,831
---------------------------------------------------------------------------------------------------
Interest                                                                                                2,465,218
---------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                       24,650,049
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Investment advisory fee                                                                 $ 3,177,204
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   320,686
--------------------------------------------------------------------------------------
Custodian fees                                                                               65,495
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    576,813
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     9,936
--------------------------------------------------------------------------------------
Auditing fees                                                                                10,488
--------------------------------------------------------------------------------------
Legal fees                                                                                   15,624
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    92,607
--------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                   128,767
--------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                   222,110
--------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    942,109
--------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                     42,922
--------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                     74,037
--------------------------------------------------------------------------------------
Share registration costs                                                                     48,400
--------------------------------------------------------------------------------------
Printing and postage                                                                        110,768
--------------------------------------------------------------------------------------
Insurance premiums                                                                            9,016
--------------------------------------------------------------------------------------
Taxes                                                                                        90,528
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 1,656
--------------------------------------------------------------------------------------  -----------
    Total expenses                                                                        5,939,166
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------
Waiver of investment advisory fee                                           $ (712,362)
--------------------------------------------------------------------------
Waiver of shareholder services fee--Class A Shares                             (30,068)
--------------------------------------------------------------------------
Waiver of shareholder services fee--Class C Shares                             (14,807)
--------------------------------------------------------------------------  ----------
    Total waivers                                                                          (757,237)
--------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                   5,181,929
---------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                     19,468,120
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                     18,853,539
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and foreign currency transactions                 26,226,713
---------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments and foreign currency transactions                  45,080,252
---------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                              $ 64,548,372
---------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Liberty Utility Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                           AUGUST 31, 1995      FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $   19,468,120       $    41,388,791
-----------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($18,853,539 net gain and $7,917,809, net loss
respectively, as computed for federal tax purposes)                             18,853,539           (19,441,678)
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) and foreign
currency transactions                                                           26,226,713           (34,280,851)
-----------------------------------------------------------------------  --------------------  -------------------
    Change in net assets resulting from operations                              64,548,372           (12,333,738)
-----------------------------------------------------------------------  --------------------  -------------------
NET EQUALIZATION CREDITS (DEBITS)--                                               (248,713)             (855,673)
-----------------------------------------------------------------------  --------------------  -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------------------------
Class A Shares                                                                 (16,398,210)          (46,462,395)
-----------------------------------------------------------------------
Class B Shares                                                                    (504,539)              (67,769)
-----------------------------------------------------------------------
Class C Shares                                                                  (1,089,534)           (3,044,848)
-----------------------------------------------------------------------
Distributions from net realized gains:
-----------------------------------------------------------------------
Class A Shares                                                                          --            (8,786,234)
-----------------------------------------------------------------------
Class B Shares                                                                          --                    --
-----------------------------------------------------------------------
Class C Shares                                                                          --              (689,533)
-----------------------------------------------------------------------
Tax return of captial distribution:
-----------------------------------------------------------------------
Class A Shares                                                                          --           (25,589,376)
-----------------------------------------------------------------------
Class B Shares                                                                          --               (34,407)
-----------------------------------------------------------------------
Class C Shares                                                                          --            (1,545,897)
-----------------------------------------------------------------------  --------------------  -------------------
    Change in net assets resulting from distributions to
    shareholders                                                               (17,992,283)          (84,220,459)
-----------------------------------------------------------------------  --------------------  -------------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                    63,063,680            97,809,978
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                          12,868,899            62,775,867
-----------------------------------------------------------------------
Cost of shares redeemed                                                        (79,405,554)         (185,244,140)
-----------------------------------------------------------------------  --------------------  -------------------
    Change in net assets resulting from share transactions                      (3,472,975)          (24,658,295)
-----------------------------------------------------------------------  --------------------  -------------------
         Change in net assets                                                   42,834,401          (122,068,165)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                            819,854,158           941,922,323
-----------------------------------------------------------------------  --------------------  -------------------
End of period (including undistributed net investment income of
$1,227,124 and $0, respectively)                                            $  862,688,559       $   819,854,158
-----------------------------------------------------------------------  --------------------  -------------------


(See Notes which are an integral part of the Financial Statements)


Liberty Utility Fund, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                           AUGUST 31,                           YEAR ENDED FEBRUARY 28 OR 29,
                                              1995        1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE, BEGINNING OF PERIOD           $10.98      $12.24     $12.29     $11.03     $10.13      $9.82      $9.15      $9.15
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
 Net investment income                           0.26        0.55       0.60       0.58       0.68       0.71       0.71       0.72
----------------------------------------
 Net realized and unrealized gain (loss)
 on investments and foreign currency
 transactions                                    0.62       (0.69)    --           1.44       0.92       0.43       0.79      (0.02)
----------------------------------------      -------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations                0.88       (0.14)      0.60       2.02       1.60       1.14       1.50       0.70
----------------------------------------      -------    ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
----------------------------------------
 Distributions from net investment
 income                                         (0.25)      (0.66)     (0.61)     (0.66)     (0.64)     (0.70)     (0.76)     (0.70)
----------------------------------------
 Distributions from net realized gain on
 investment transactions                         --         (0.12)     (0.04)     (0.10)     (0.06)     (0.13)     (0.07)       --
----------------------------------------
 Tax return of capital distribution              --         (0.34)        --        --         --         --         --         --
----------------------------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions                            (0.25)      (1.12)     (0.65)     (0.76)     (0.70)     (0.83)     (0.83)     (0.70)
----------------------------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                 $11.61      $10.98     $12.24     $12.29     $11.03     $10.13      $9.82      $9.15
----------------------------------------        -----    ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN(B)                                  8.09%      (0.98%)     4.93%     19.26%     16.48%     12.41%     16.72%      8.00%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
 Expenses                                   1.14 %(c)       1.10%       1.12%      1.04%      1.05%      1.02%      1.02%      1.00%
----------------------------------------
 Net investment income                      4.66 %(c)       4.95%       4.81%      5.98%      6.31%      7.41%      7.17%      8.04%
----------------------------------------
 Expense waiver/reimbursement (d)           0.18 %(c)       0.21%       0.17%      0.01%      0.19%      0.51%      0.74%      0.40%
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
 Net assets, end of period (000 omitted)      $754,792   $742,274    $877,513   $739,511   $375,656   $125,599    $48,050   $410,575
----------------------------------------
 Portfolio turnover                               29%        55%         24%         18%        35%        45%        37%        34%
----------------------------------------

                                            1988(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $     9.30
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
 Net investment income                           0.55
----------------------------------------
 Net realized and unrealized gain (loss)
 on investments and foreign currency
 transactions                                   (0.31)
----------------------------------------      -----
 Total from investment operations                0.24
----------------------------------------      -----
LESS DISTRIBUTIONS
----------------------------------------
 Distributions from net investment
 income                                         (0.39)
----------------------------------------
 Distributions from net realized gain on
 investment transactions                      --
----------------------------------------
 Tax return of capital distribution           --
----------------------------------------       -----
 Total distributions                             (0.39)
----------------------------------------       -----
NET ASSET VALUE, END OF PERIOD            $       9.15
----------------------------------------       -----
TOTAL RETURN(B)                                   3.25%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
 Expenses                                         1.56%(c)
----------------------------------------
 Net investment income                            8.24%(c)
----------------------------------------
 Expense waiver/reimbursement (d)                 0.38%(c)
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
 Net assets, end of period (000 omitted)      $52,947
----------------------------------------
 Portfolio turnover                               17 %
----------------------------------------


 (a) Reflects operations for the period from June 5, 1987 (date of initial public investment) to February 29, 1988.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty Utility Fund, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   SIX MONTHS ENDED
                                                                      (UNAUDITED)             PERIOD ENDED
                                                                    AUGUST 31, 1995       FEBRUARY 28, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                   $   10.98                $   10.92
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net investment income                                                     0.27                     0.22
---------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                             0.56                    (0.04)
---------------------------------------------------------------          -------                  -------
  Total from investment operations                                          0.83                     0.18
---------------------------------------------------------------          -------                  -------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                                 (0.21)                   (0.08)
---------------------------------------------------------------
  Tax return of capital distribution                                      --                        (0.04)
---------------------------------------------------------------          -------                  -------
  Total distributions                                                      (0.21)                   (0.12)
---------------------------------------------------------------          -------                  -------
NET ASSET VALUE, END OF PERIOD                                            $11.60                   $10.98
---------------------------------------------------------------          -------                  -------
TOTAL RETURN(B)                                                             7.64%                    2.16%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                                  1.90%(c)                 1.87%(c)
---------------------------------------------------------------
  Net investment income                                                     3.88%(c)                 4.53%(c)
---------------------------------------------------------------
  Expense waiver/reimbursement (d)                                          0.17%(c)                 0.25%(c)
---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                                $49,036                  $18,780
---------------------------------------------------------------
  Portfolio turnover                                                          29%                      55%
---------------------------------------------------------------


 (a) Reflects operations for the period from October 12, 1994, (date of initial public investment) to February 28, 1995.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty Utility Fund, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS ENDED            YEAR ENDED
                                                                          (UNAUDITED)             FEBRUARY 28,
                                                                       FEBRUARY 28, 1995       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.98            $12.23      $12.27
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------
  Net investment income                                                         0.22              0.42        0.48
------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                                 0.61             (0.60)      (0.07)
------------------------------------------------------------------           -------         ---------  -----------
  Total from investment operations                                              0.83             (0.22)       0.41
------------------------------------------------------------------           -------         ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------
  Distributions from net investment income                                     (0.21)            (0.60)      (0.41)
------------------------------------------------------------------
  Distributions from net realized gain on investment transactions             --                 (0.13)      (0.04)
------------------------------------------------------------------
  Tax return of capital distribution                                          --                 (0.30)     --
------------------------------------------------------------------           -------         ---------  -----------
  Total distributions                                                          (0.21)            (1.03)      (0.45)
------------------------------------------------------------------           -------         ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                $11.60            $10.98      $12.23
------------------------------------------------------------------           -------         ---------  -----------
TOTAL RETURN(B)                                                                 7.62%            (1.66)%       3.28 %
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------
  Expenses                                                                      1.85 (c)           1.86%       1.87 %(c)
------------------------------------------------------------------
  Net investment income                                                         3.95 (c)           4.19%       4.02 %(c)
------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                              0.22 (c)           0.21%       0.17 %(c)
------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $58,861            $58,800     $64,409
------------------------------------------------------------------
  Portfolio turnover                                                              29%               55%          24%
------------------------------------------------------------------


 (a) Reflects operations for the period from April 30, 1993 (date of initial public investment) to February 28, 1994.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



Liberty Utility Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
August 31, 1995 (unaudited)

(1) ORGANIZATION

Liberty Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At February 28, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $7,917,809 reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the


Liberty Utility Fund, Inc.
--------------------------------------------------------------------------------
     Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003. Additionally, net capital losses of $11,890,028 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at August 31, 1995 is as follows:

                                                                      ACQUISITION       ACQUISITION
                            SECURITY                                     DATE               COST
     Cointel/Telefonica de Argentina SA                             2/24/94-6/22/95     $  21,791,661
     Occidental Petroleum Corp                                      2/10/93-9/2/94          7,937,500
     Rogers Communications, Inc.                                    1/20/95-4/6/95          9,448,543
     Telekom Malaysia Berhad                                        9/22/94-1/5/95         11,885,000
     Westinghouse Electric Corp.                                        3/22/94            22,136,520


     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At August 31, 1995, there were 1,000,000,000 shares of $0.001 par value stock authorized. Of these shares, 375,000,000 have been designated Class A Shares of the Fund, 250,000,000 as Class B Shares of the Fund and 375,000,000 as Class C Shares of the Fund.

Transactions in capital stock were as follows:

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                          AUGUST 31, 1995                FEBRUARY 28, 1995
CLASS A SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Shares sold                                            2,394,681  $    26,805,047      5,157,127  $    57,323,665
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                      1,081,338       11,927,420      5,418,083       60,027,990
-------------------------------------------------
Shares redeemed                                       (6,019,299)     (67,192,600)   (14,669,198)    (161,671,999)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class A share
  transactions                                        (2,543,280) $   (28,460,133)    (4,093,988) $   (44,320,344)
-------------------------------------------------  -------------  ---------------  -------------  ---------------

                                                          SIX MONTHS ENDED                  PERIOD ENDED
                                                          AUGUST 31, 1995                FEBRUARY 28, 1995*
CLASS B SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Shares sold                                            2,618,714  $    29,321,953      1,728,390  $    18,557,302
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                         34,361          384,888          4,400           46,586
-------------------------------------------------
Shares redeemed                                         (136,660)      (1,540,292)       (21,768)        (233,240)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class B
  share transactions                                   2,516,415  $    28,166,549      1,711,022  $    18,370,648
-------------------------------------------------  -------------  ---------------  -------------  ---------------


*For the period form September 19, 1994 (start of business) to February 28,
 1995.

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                          AUGUST 31, 1995                FEBRUARY 28, 1995
CLASS C SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Shares sold                                              619,229  $     6,936,680      1,960,855  $    21,929,011
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                         50,122          556,591        243,585        2,701,291
-------------------------------------------------
Shares redeemed                                         (950,738)     (10,672,662)    (2,114,688)     (23,338,901)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class C
  share transactions                                    (281,387) $    (3,179,391)        89,752  $     1,291,401
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from
  share transactions                                    (308,252)      (3,472,975)    (2,293,214)     (24,658,295)
-------------------------------------------------  -------------  ---------------  -------------  ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Passport Research, Ltd., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The
     FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses up to .75 of 1% of the average daily net assets of the B and C shares, annually, to compensate FSC.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

     TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--Fserv also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  253,545,085
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  233,843,091
--------------------------------------------------------------------------------------------------  --------------




Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
John T. Conroy, Jr.                                       Chairman
William J. Copeland                                       Richard B. Fisher
James E. Dowd                                             President
Lawrence D. Ellis, M.D.                                   J. Christopher Donahue
Richard B. Fisher                                         Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President and Secretary
Wesley W. Posvar                                          David M. Taylor
Marjorie P. Smuts                                         Treasurer
                                                          Charles H. Field
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


[logo] FEDERATED SECURITIES CORP.
       --------------------------------------------------------------------
       Distributor

       A Subsidiary of Federated Investors

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

Cusip 531545101
Cusip 531545309
Cusip 531545200
8092606 (10/95)                                              [RECYCLE LOGO]



                                    APPENDIX
A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $8,000 in Liberty Utility Fund, Inc. Class A Shares on May 27, 1988 would have grown to $17,297.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1988 to 1995, and the right margin reflects a total investment range from $0 to $20,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to reinvested income.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an annual investment of $1,000 in Liberty Utility Fund, Inc. Class A Shares beginning on May 27, 1988 would have grown to $11,309.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1988 to 1995, and the right margin reflects a total investment range from $0 to $12,000. The chart further indicates the ending market value attributable to principal, as well as the ending market